Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($)	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Impairment of property, plant and equipment	$ 2,293,850	$ 2,318,586
Provision for inventories	340,221	238,730
Provision for warranty	217,750	217,434
Operating losses carried forward	4,529,238	4,391,655
Gross deferred tax assets	7,381,059	7,166,405
Less: Valuation allowance for deferred tax assets	(7,378,244)	(7,166,405)	$ (5,757,984)	$ (5,185,404)
Net deferred tax assets	$ 2,815
Deferred tax liabilities:
Tax over book depreciation of property, plant and equipment		(5,183)
Total deferred tax liabilities		$ (5,183)